Debt (Senior Promissory Notes) (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Sep. 17, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($)
Debt Instrument [Line Items]
Conversion price per share (in dollars per share) | $ / shares				$ 0.53			$ 0.45
Converted instrument, amount			$ 349,350	$ 1,204,000
Discount amortization			$ 575,071	225,311	$ 511,131	$ 410,697
Senior Promissory Notes [Member]
Debt Instrument [Line Items]
Principle payment		$ 3,000,000			4,093,162	81,888
Discount amortization					80,919	$ 103,846
Senior Promissory Notes [Member] | Senior Promissory Note Converted Into Common Stock [Member]
Debt Instrument [Line Items]
Converted instrument, amount		175,000
Senior Promissory Notes [Member] | Senior Promissory Note Converted Into Notes [Member]
Debt Instrument [Line Items]
Converted instrument, amount		$ 500,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Deferred financing costs written off					$ 394,481
Notes Payable, Other Payables [Member] | Senior Promissory Notes [Member]
Debt Instrument [Line Items]
Long term debt, face value				$ 175,000				$ 4,000,000
Number of investors	3
Notes, interest rate					12.00%	8.00%
Principal repayment period					48 months	48 months
Conversion price per share (in dollars per share) | $ / shares								$ 2
Debt interest expense					$ 297,029
Notes Payable, Other Payables [Member] | Senior Promissory Note One [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 3,000,000
Debt interest expense						$ 438,081
Notes Payable, Other Payables [Member] | Senior Promissory Note Two [Member]
Debt Instrument [Line Items]
Long term debt, face value									$ 1,000,000